Cromwell Long Short Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Banks - 3.0%
Citigroup, Inc.	10,909	$682,903
JPMorgan Chase & Co.	10,280	2,167,641
		2,850,544

Biotechnology - 4.7%
AbbVie, Inc.	6,040	1,192,779
Gilead Sciences, Inc.	7,830	656,467
Halozyme Therapeutics, Inc. (a)	20,040	1,147,090
Regeneron Pharmaceuticals, Inc. (a)	484	508,800
Vertex Pharmaceuticals, Inc. (a)	2,091	972,482
		4,477,618

Broadline Retail - 3.6%
Amazon.com, Inc. (a)	18,502	3,447,478

Building Products - 2.9%
Builders FirstSource, Inc. (a)	5,085	985,778
Carlisle Cos., Inc.	1,224	550,494
Trane Technologies PLC	3,142	1,221,390
		2,757,662

Capital Markets - 3.7%
Ameriprise Financial, Inc.	2,323	1,091,369
Houlihan Lokey, Inc.	4,847	765,923
LPL Financial Holdings, Inc.	4,388	1,020,780
Morgan Stanley	6,602	688,193
		3,566,265

Chemicals - 1.5%
Ecolab, Inc.	2,029	518,064
The Sherwin-Williams Co.	2,464	940,435
		1,458,499

Construction & Engineering - 0.9%
EMCOR Group, Inc.	1,955	841,686

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	1,947	1,726,054

Containers & Packaging - 0.6%
Crown Holdings, Inc.	6,062	581,225

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	41,259	907,698
Verizon Communications, Inc.	18,226	818,530
		1,726,228

Electric Utilities - 1.5%
Entergy Corp.	3,972	522,755
NRG Energy, Inc.	9,637	877,931
		1,400,686

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp. - Class A	7,220	470,455
Vontier Corp.	24,583	829,431
		1,299,886

Entertainment - 0.5%
Electronic Arts, Inc.	3,632	520,974

Financial Services - 4.6%
Berkshire Hathaway, Inc. - Class B (a)	1,530	704,198
Mastercard, Inc. - Class A	3,369	1,663,612
Visa, Inc. - Class A	7,518	2,067,074
		4,434,884

Ground Transportation - 2.3%
Old Dominion Freight Line, Inc.	2,956	587,180
Union Pacific Corp.	6,443	1,588,070
		2,175,250

Health Care Equipment & Supplies - 0.8%
Intuitive Surgical, Inc. (a)	1,537	755,082

Health Care Providers & Services - 3.1%
The Cigna Group	3,744	1,297,071
UnitedHealth Group, Inc.	2,847	1,664,584
		2,961,655

Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.	248	1,044,606
Hilton Worldwide Holdings, Inc.	3,425	789,462
		1,834,068

Household Durables - 1.8%
DR Horton, Inc.	4,256	811,917
Toll Brothers, Inc.	5,619	868,079
		1,679,996

Household Products - 1.4%
Colgate-Palmolive Co.	13,285	1,379,116

Insurance - 2.9%
Arch Capital Group Ltd. (a)	10,036	1,122,828
Everest Group Ltd.	1,331	521,526
Reinsurance Group of America, Inc.	2,409	524,849
The Hartford Financial Services Group, Inc.	5,006	588,755
		2,757,958

Interactive Media & Services - 5.1%
Alphabet, Inc. - Class A	22,248	3,689,831
Meta Platforms, Inc. - Class A	2,063	1,180,944
		4,870,775

Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc.	1,176	727,438

Machinery - 3.0%
Caterpillar, Inc.	3,046	1,191,351
Deere & Co.	2,590	1,080,885
Parker-Hannifin Corp.	967	610,970
		2,883,206

Metals & Mining - 0.6%
Barrick Gold Corp.	30,332	603,304
GMK Norilskiy Nickel PAO - ADR (a)(b)	105,916	0
		603,304

Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	6,270	923,383
ConocoPhillips	8,682	914,041
Devon Energy Corp.	20,942	819,251
EOG Resources, Inc.	5,788	711,519
Marathon Petroleum Corp.	4,389	715,012
		4,083,206

Pharmaceuticals - 2.9%
Johnson & Johnson	10,231	1,658,036
Merck & Co., Inc.	9,554	1,084,952
		2,742,988

Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A (a)	8,339	1,038,039

Semiconductors & Semiconductor Equipment - 9.8%
Lam Research Corp.	1,772	1,446,094
NVIDIA Corp.	52,220	6,341,597
NXP Semiconductors NV	3,516	843,875
QUALCOMM, Inc.	4,620	785,631
		9,417,197

Software - 13.3%
Adobe, Inc. (a)	2,500	1,294,450
Cadence Design Systems, Inc. (a)	3,432	930,175
Check Point Software Technologies Ltd. (a)	6,298	1,214,317
Fortinet, Inc. (a)	12,313	954,873
Intuit, Inc.	2,000	1,242,000
Microsoft Corp.	16,359	7,039,278
		12,675,093

Specialty Retail - 2.1%
AutoZone, Inc. (a)	245	771,760
The Home Depot, Inc.	3,096	1,254,499
		2,026,259

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	16,435	3,829,355
NetApp, Inc.	7,933	979,805
		4,809,160

Textiles, Apparel & Luxury Goods - 0.8%
Ralph Lauren Corp.	4,074	789,826

Tobacco - 1.2%
Philip Morris International, Inc.	9,596	1,164,954

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	4,059	905,685
Ferguson Enterprises, Inc.	3,533	701,548
		1,607,233

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.	2,776	572,855
TOTAL COMMON STOCKS (Cost $86,049,230)		94,644,347

EXCHANGE TRADED FUNDS - –%(c)	Shares	Value
VanEck Russia ETF (a)(b)	81,903	0
TOTAL EXCHANGE TRADED FUNDS (Cost $1,778,633)		0

TOTAL INVESTMENTS - 99.0% (Cost $87,827,863)		94,644,347
Other Assets in Excess of Liabilities - 1.0%		925,748
TOTAL NET ASSETS - 100.0%		$95,570,095

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.

(c)	Represents less than 0.05% of net assets.

Cromwell Long Short Fund
Schedule of Securities Sold Short
September 30, 2024 (Unaudited)

COMMON STOCKS - (13.2)%	Shares	Value
Banks - (0.3)%
Webster Financial Corp.	(5,135)	$(239,342)

Biotechnology - (0.1)%
Moderna, Inc. (a)	(1,853)	(123,836)

Building Products - (0.4)%
Fortune Brands Innovations, Inc.	(3,815)	(341,557)

Capital Markets - (0.3)%
MarketAxess Holdings, Inc.	(1,300)	(333,060)

Chemicals - (0.2)%
Albemarle Corp.	(2,231)	(211,298)

Consumer Finance - (0.3)%
SoFi Technologies, Inc.	(32,832)	(258,060)

Consumer Staples Distribution & Retail - (0.3)%
Dollar Tree, Inc. (a)	(2,296)	(161,455)
Walgreens Boots Alliance, Inc.	(15,880)	(142,285)
		(303,740)

Distributors - (0.3)%
Genuine Parts Co.	(1,774)	(247,792)

Diversified Consumer Services - (0.4)%
Duolingo, Inc. (a)	(1,196)	(337,296)

Electrical Equipment - (0.4)%
Bloom Energy Corp. - Class A (a)	(18,990)	(200,534)
NEXTracker, Inc. - Class A (a)	(5,160)	(193,397)
		(393,931)

Electronic Equipment, Instruments & Components - (0.6)%
CDW Corp.	(1,115)	(252,325)
Zebra Technologies Corp. - Class A (a)	(841)	(311,439)
		(563,764)

Entertainment - (0.3)%
Warner Music Group Corp. - Class A	(8,264)	(258,663)

Financial Services - (0.5)%
Affirm Holdings, Inc. (a)	(5,343)	(218,101)
Toast, Inc. - Class A (a)	(9,547)	(270,276)
		(488,377)

Food Products - (0.3)%
The J.M. Smucker Co.	(2,243)	(271,627)

Health Care Providers & Services - (0.5)%
Acadia Healthcare Co., Inc. (a)	(3,939)	(249,772)
Henry Schein, Inc. (a)	(3,489)	(254,348)
		(504,120)

Health Care Technology - (0.2)%
Schrodinger, Inc. (a)	(11,864)	(220,077)

Hotels, Restaurants & Leisure - (1.9)%
Caesars Entertainment, Inc. (a)	(6,308)	(263,296)
DraftKings, Inc. - Class A (a)	(6,694)	(262,405)
Dutch Bros, Inc. - Class A (a)	(6,272)	(200,892)
Las Vegas Sands Corp.	(5,762)	(290,059)
Norwegian Cruise Line Holdings Ltd. (a)	(14,456)	(296,493)
Restaurant Brands International, Inc.	(3,283)	(236,770)
Shake Shack, Inc. - Class A (a)	(3,005)	(310,146)
		(1,860,061)

Household Products - (0.3)%
The Clorox Co.	(1,920)	(312,787)

IT Services - (0.3)%
Globant SA (a)	(1,256)	(248,864)

Life Sciences Tools & Services - (0.8)%
Avantor, Inc. (a)	(11,226)	(290,416)
Bruker Corp.	(3,896)	(269,058)
West Pharmaceutical Services, Inc.	(786)	(235,926)
		(795,400)

Machinery - (0.5)%
CNH Industrial NV	(24,179)	(268,387)
Oshkosh Corp.	(2,378)	(238,299)
		(506,686)

Media - (0.4)%
Liberty Broadband Corp. - Class C (a)	(5,383)	(416,052)

Metals & Mining - (0.3)%
Alcoa Corp.	(7,583)	(292,552)

Oil, Gas & Consumable Fuels - (0.3)%
EQT Corp.	(7,514)	(275,313)

Passenger Airlines - (0.3)%
American Airlines Group, Inc. (a)	(24,514)	(275,537)

Professional Services - (0.5)%
Dayforce, Inc. (a)	(4,447)	(272,378)
Paycom Software, Inc.	(1,461)	(243,359)
		(515,737)

Real Estate Management & Development - (0.4)%
Zillow Group, Inc. - Class C (a)	(5,243)	(334,766)

Semiconductors & Semiconductor Equipment - (0.6)%
GLOBALFOUNDRIES, Inc. (a)	(5,281)	(212,560)
Intel Corp.	(8,478)	(198,894)
Wolfspeed, Inc. (a)	(18,748)	(181,856)
		(593,310)

Specialty Retail - (0.6)%
Floor & Decor Holdings, Inc. - Class A (a)	(2,176)	(270,194)
Lithia Motors, Inc.	(995)	(316,052)
		(586,246)

Technology Hardware, Storage & Peripherals - (0.3)%
Western Digital Corp. (a)	(3,752)	(256,224)

Trading Companies & Distributors - (0.3)%
SiteOne Landscape Supply, Inc. (a)	(1,809)	(272,996)
TOTAL COMMON STOCKS (Proceeds $11,953,574)		(12,639,071)

REAL ESTATE INVESTMENT TRUSTS - (0.6)%	Shares	Value
Diversified - (0.3)%
Crown Castle, Inc.	(2,210)	(262,172)

Warehouse/Industrial - (0.3)%
Americold Realty Trust, Inc.	(9,646)	(272,693)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $487,461)		(534,865)

TOTAL SECURITIES SOLD SHORT - (13.8)% (Proceeds $12,441,035)		$(13,173,936)

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
SA - Sociedad Anónima

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Cromwell Long Short Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$94,644,347	$–	$–	(a)	$94,644,347
Exchange Traded Funds	–	–	–	(a)	– (a)
Total Investments	$94,644,347	$–	$–	(a)	$94,644,347

Liabilities:
Investments:
Common Stocks	(12,639,071)	–	–		(12,639,071)
Real Estate Investment Trusts	(534,865)	–	–		(534,865)
Total Investments	$(13,173,936)	$–	$–		$(13,173,936)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of December 31, 2023	$-	(b)
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net sales	-
Transfers into and/or out of Level 3	-
Balance as of September 30, 2024	$-
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of September 30, 2024	$-

(b) As of December 31, 2023, all Level 3 assets were valued at $0.

The Level 3 investments as of September 30, 2024, represented 0.0% of the Fund's net assets.